Investments (Schedule of Changes in Investment) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Changes in Investment [Roll Forward]
Beginning balance	€ 1,044
Share of result	(766)
Ending balance	€ 278